Expense Example - SA Wellington Government and Quality Bond Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 3 Years	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	58	183	318	714	74	230	401	894	84	262	455	1,014